Inventory - Schedule of Inventory (Details) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventory Total	$ 2,446,662	$ 2,890,561	$ 2,527,478	$ 1,293,356
Cultivation and Production [Member]
Raw Materials			255,383	482,025
Work in Progress			200,017
Finished Goods			1,664,688	639,785
Dispensaries [Member]
Finished Goods			$ 407,390	$ 171,546